Aircraft Sublease - Summary of Subleased Aircraft and the Amounts Receivable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Aircraft sublease	R$ 14,592	R$ 70,193
Aircraft sublease	16,210	105,860
Aircraft
Disclosure of maturity analysis of operating lease payments [line items]
Gross sublease	34,773	217,767
Accrued interest	(3,971)	(25,838)
Provision for losses relating to operating lease payments receivable	0	15,876
Net sublease	30,802	176,053
Aircraft sublease	14,592	70,193
Aircraft sublease	16,210	105,860
Aircraft | Later than one year and not later than two years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross sublease	0	89,293
Aircraft | Later than two years and not later than three years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross sublease	15,386	70,396
Aircraft | Later than three years and not later than four years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross sublease	15,386	50,127
Aircraft | Year five
Disclosure of maturity analysis of operating lease payments [line items]
Gross sublease	R$ 4,001	R$ 7,951